Supplemental cash flow information (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Supplemental Cash Flow Information
Total additions to contract assets (Note 13)	R$ 1,270,667	R$ 1,204,867
Total additions to intangible assets (Note 14 (b))	133,759	322
Items not affecting cash (see breakdown below)	(833,016)	(634,857)
Total additions to intangible and contract assets according to the statement of cash flows	571,410	570,332
Investments and financing operations affecting intangible assets but not cash:
Interest capitalized in the period (Note 13 (a))	154,395	167,802
Contractors payable	453,671	240,833
Performance agreements	64,229	199,383
Right of use	130,666	320
Construction margin (Note 25)	30,055	26,519
Total	R$ 833,016	R$ 634,857